Note 10 - Financial Instruments - Fair Value of Company's Liabilities (Details) - Interest Rate Swap [Member]	Dec. 31, 2018 USD ($)
Interest rate swap contract, current portion	$ 41,435
Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion
Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	41,435
Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion